Shareholders' Equity - Reconciliation of Transactions Affecting Accumulated Other Comprehensive Income (Loss) Included in Shareholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	$ (1,019)	$ (896)	$ (1,071)
Changes in unrealized gains and losses	(858)	(457)	764
Changes in unrealized gains and losses	74	(25)	(41)
Changes in unrealized gains and losses	(255)	(142)	(733)
Changes in unrealized gains and losses	(1,039)	(624)	(10)
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(1)		1
Foreign currency translation adjustment	(28)	20	(4)
Reclassification to earnings of realized gains and losses	247	393	297
Applicable income taxes	305	88	(109)
Balance at end of period	(1,535)	(1,019)	(896)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(43)	(62)	(60)
Foreign currency translation adjustment	(28)	20	(4)
Applicable income taxes		(1)	2
Balance at end of period	(71)	(43)	(62)
Unrealized Gains (Losses) on Retirement Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(1,056)	(1,106)	(743)
Changes in unrealized gains and losses	(255)	(142)	(733)
Reclassification to earnings of realized gains and losses	163	223	144
Applicable income taxes	35	(31)	226
Balance at end of period	(1,113)	(1,056)	(1,106)
Unrealized Gains (Losses) on Derivative Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	(67)	(172)	(261)
Changes in unrealized gains and losses	74	(25)	(41)
Reclassification to earnings of realized gains and losses	124	195	186
Applicable income taxes	(76)	(65)	(56)
Balance at end of period	55	(67)	(172)
Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	36	52	70
Reclassification to earnings of realized gains and losses	(18)	(25)	(30)
Applicable income taxes	7	9	12
Balance at end of period	25	36	52
Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance at beginning of period	111	392	(77)
Changes in unrealized gains and losses	(858)	(457)	764
Other-than-temporary impairment not recognized in earnings on securities available-for-sale	(1)		1
Reclassification to earnings of realized gains and losses	(22)		(3)
Applicable income taxes	339	176	(293)
Balance at end of period	$ (431)	$ 111	$ 392